Fair value measurements - Estimated Fair Value of Financial Instruments Not Carried at Fair Value (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Carrying value [Member]
Assets:
Cash and cash equivalents	¥ 1,490	[1]	¥ 805	[1]
Time deposits	364	[1]	578	[1]
Deposits with stock exchanges and other segregated cash	336	[1]	270	[1]
Loans receivable	1,327	[1],[2]	1,575	[1],[2]
Securities purchased under agreements to resell	9,618	[1]	8,295	[1]
Securities borrowed	7,729	[1]	5,820	[1]
Total Assets	20,864	[1]	17,343	[1]
Liabilities:
Short-term borrowings	602	[1]	738	[1]
Deposits received at banks	1,114	[1]	1,072	[1]
Securities sold under agreements to repurchase	13,938	[1]	12,444	[1]
Securities loaned	2,360	[1]	2,159	[1]
Long-term borrowings	8,227	[1]	7,592	[1]
Total Liabilities	26,241	[1]	24,005	[1]
Fair value [Member]
Assets:
Cash and cash equivalents	1,490	[1]	805	[1]
Time deposits	364	[1]	578	[1]
Deposits with stock exchanges and other segregated cash	336	[1]	270	[1]
Loans receivable	1,326	[1],[2]	1,576	[1],[2]
Securities purchased under agreements to resell	9,618	[1]	8,295	[1]
Securities borrowed	7,729	[1]	5,820	[1]
Total Assets	20,863	[1]	17,344	[1]
Liabilities:
Short-term borrowings	602	[1]	738	[1]
Deposits received at banks	1,114	[1]	1,072	[1]
Securities sold under agreements to repurchase	13,938	[1]	12,444	[1]
Securities loaned	2,360	[1]	2,159	[1]
Long-term borrowings	8,202	[1]	7,430	[1]
Total Liabilities	26,216	[1]	23,843	[1]
Fair value [Member] | Level 1 [Member]
Assets:
Cash and cash equivalents	1,490	[1]	805	[1]
Time deposits
Deposits with stock exchanges and other segregated cash
Loans receivable
Securities purchased under agreements to resell
Securities borrowed
Total Assets	1,490	[1]	805	[1]
Liabilities:
Short-term borrowings
Deposits received at banks
Securities sold under agreements to repurchase
Securities loaned
Long-term borrowings	134	[1]	114	[1]
Total Liabilities	134	[1]	114	[1]
Fair value [Member] | Level 2 [Member]
Assets:
Cash and cash equivalents
Time deposits	364	[1]	578	[1]
Deposits with stock exchanges and other segregated cash	336	[1]	270	[1]
Loans receivable	1,068	[1],[2]	1,352	[1],[2]
Securities purchased under agreements to resell	9,618	[1]	8,295	[1]
Securities borrowed	7,729	[1]	5,820	[1]
Total Assets	19,115	[1]	16,315	[1]
Liabilities:
Short-term borrowings	599	[1]	734	[1]
Deposits received at banks	1,114	[1]	1,071	[1]
Securities sold under agreements to repurchase	13,938	[1]	12,440	[1]
Securities loaned	2,360	[1]	2,159	[1]
Long-term borrowings	7,674	[1]	7,093	[1]
Total Liabilities	25,685	[1]	23,497	[1]
Fair value [Member] | Level 3 [Member]
Assets:
Cash and cash equivalents
Time deposits
Deposits with stock exchanges and other segregated cash
Loans receivable	258	[1],[2]	224	[1],[2]
Securities purchased under agreements to resell
Securities borrowed
Total Assets	258	[1]	224	[1]
Liabilities:
Short-term borrowings	3	[1]	4	[1]
Deposits received at banks	0	[1]	1	[1]
Securities sold under agreements to repurchase	0	[1]	4	[1]
Securities loaned
Long-term borrowings	394	[1]	223	[1]
Total Liabilities	¥ 397	[1]	¥ 232	[1]

[1]	Includes financial instruments which are carried at fair value on a recurring basis.
[2]	Carrying values are shown after deducting relevant allowances for loan losses.